Properties (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Properties including finance leases
Cost	$ 56,271	$ 54,512
Accumulated Depreciation	15,093	14,443
Net	41,178	40,069
Finance leases included in properties
Cost	538	601
Accumulated Depreciation	130	124
Net	408	477
Assets held for sale		576
Property additions, net of finance leases
Property additions	$ 2,891	2,863	$ 3,865
Track and Roadway [Member]
Properties including finance leases
Depreciation rate (in hundredths)	2.00%
Cost	$ 41,262	39,805
Accumulated Depreciation	9,148	8,717
Net	32,114	31,088
Finance leases included in properties
Cost	406	406
Accumulated Depreciation	94	90
Net	312	316
Land [Member]
Properties including finance leases
Net	2,308	2,316
Right-of-Way Access [Member]
Finance leases included in properties
Net	$ 106	106
Rolling stock [Member]
Properties including finance leases
Depreciation rate (in hundredths)	4.00%
Cost	$ 7,767	7,665
Accumulated Depreciation	3,062	2,986
Net	4,705	4,679
Finance leases included in properties
Cost	11	61
Accumulated Depreciation	1	3
Net	$ 10	58
Buildings [Member]
Properties including finance leases
Depreciation rate (in hundredths)	2.00%
Cost	$ 2,043	2,047
Accumulated Depreciation	695	727
Net	1,348	1,320
Finance leases included in properties
Cost	27	27
Accumulated Depreciation	10	10
Net	$ 17	17
Information Technology [Member]
Properties including finance leases
Depreciation rate (in hundredths)	10.00%
Cost	$ 2,412	2,218
Accumulated Depreciation	959	833
Net	1,453	1,385
Software Development [Member]
Properties including finance leases
Net	$ 191	205
Other [Member]
Properties including finance leases
Depreciation rate (in hundredths)	5.00%
Cost	$ 2,787	2,777
Accumulated Depreciation	1,229	1,180
Net	1,558	1,597
Finance leases included in properties
Cost	94	107
Accumulated Depreciation	25	21
Net	69	86
Track And Railway Infrastructure [Member]
Property additions, net of finance leases
Property additions	$ 1,580	$ 1,427